Share Capital - Summary of Stock Option Transactions and the Number of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Stock Options Outstanding, Beginning Balance	36,473,162	36,617,495
Number of Stock Options, Granted	17,400,000	9,555,000
Number of Stock Options, Exercised	(10,020,001)	(7,490,999)
Number of Stock Options, Expired	(266,666)	(2,208,334)
Number of Stock Options, Forfeited	(150,001)
Number of Stock Options Outstanding, Ending Balance	43,436,494	36,473,162
Number of Stock Options Outstanding, Number of options exercisable	28,868,138
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 2.47	$ 2.14
Weighted Average Exercise Price, Granted	5.61	2.54
Weighted Average Exercise Price, Exercised	2.59	0.90
Weighted Average Exercise Price, Expired	2.18	2.75
Weighted Average Exercise Price, Forfeited	5.84
Weighted Average Exercise Price Outstanding, Ending Balance	3.69	$ 2.47
Weighted Average Exercise Price Outstanding, Number of options exercisable	$ 3.05